Summary of Significant Accounting Policies - Schedule of Exchanges Rates (Details)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Exchanges Rates [Abstract]
Period-end HKD: US$ exchange rate	7.79742	7.7715
Period average HKD: US$ exchange rate	7.78124	7.80502